DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT (Details 1) (BRL) In Millions	12 Months Ended
Dec. 31, 2010
Derivatives in relationships of cash flow hedges	Futures of interest rate
Amount of gain or (loss) recognized in AOCI in derivatives (effective portion)	3
Place where gain or (loss) reclassified from AOCI to income are recognized (effective portion)	Trading income (losses), net
Amount of gain or (loss) reclassified from AOCI to income (effective portion)	1
Place where gain or (loss) are recognized in income (ineffective portion)	Trading income (losses), net
Amount of gain or (loss) recognized in result of derivatives (ineffective portion)	0